As filed with the Securities and Exchange	Registration No. 333-85618
Commission on August 9, 2007	Registration No. 811-07935

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 21	[ X ]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	[ X ]

SEPARATE ACCOUNT NY-B
(Exact Name of Registrant)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)
1000 Woodbury Road, Suite 208
Woodbury, NY 11797
(800) 963-9539
(Address and Telephone Number of Depositor's Principal Offices)

John S. (Scott) Kreighbaum, Esq.
ReliaStar Life Insurance Company of New York
1475 Dunwoody Drive
West Chester, PA 19380
(610) 425-3404
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ X ]	on August 24, 2007 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Deferred Combination Variable and Fixed Annuity Contracts

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the
Securities Act of 1933 or until the Registration Statement shall become effective on such date as the
Commission, acting pursuant to said Section 8(a), may determine.
_____________________________________________________________________________________
_____________________________________________________________________________________

EXPLANATORY NOTE

The purpose of this Post-Effective Amendment No. 21 is to prevent Post-Effective Amendment No. 20 to the Registration Statement on Form N-4 (File No. 333-85618) filed on August 1, 2007 from automatically going effective on August 10, 2007. We have received comments on the prospectus contained in Post-
Effective Amendment No. 19 from the Staff, and we are currently working to address those comments.

PARTS A, B and C

Parts A and C of this Post-Effective Amendment No. 21 incorporate by reference Parts A and C of Post-
Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-85618) as filed electronically on June 4, 2007. Part B of this Post-Effective Amendment No. 21 incorporates by reference Part B of Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No.
333-85618) as filed on April 13, 2007.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant,
Separate Account NY-B, has duly caused this Post Effective Amendment to a Registration Statement to be signed on its behalf in the City of West Chester, Commonwealth of Pennsylvania on the 9th day of
August, 2007.

SEPARATE ACCOUNT NY-B
(Registrant)

By:	RELIASTAR LIFE INSURANCE COMPANY OF
NEW YORK
(Depositor)

By:

Donald W. Britton*
President
(principal executive officer)

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on August 9, 2007.

Signature	Title
President, Chief Executive Officer

Donald W. Britton*	(principal executive officer)
Chief Accounting Officer

Steven T. Pierson*
DIRECTORS OF THE DEPOSITOR
Signature	Title
Chief Financial Officer

David A. Wheat*	(principal accounting officer)

James R. Gelder*

Donald W. Britton*

Catherine H. Smith*

R. Michael Conley*

Carol V. Coleman*

James F. Lille*

Charles B. Updike*

Ross M. Weale*

Brian D. Comer*

Signature	Title

Curtis Olson*

Robert P. Browne*

Howard L. Rosen*

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

*Executed by John S. (Scott) Kreighbaum on behalf of those indicated pursuant to Powers of Attorney.